10. COMMON STOCK	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 10. COMMON STOCK

Share issuances

In January 2012, the underwriters for the Company’s November 2011 marketed offering exercised their over allotment option pursuant to which the Company issued 1,150,000 common shares at a price of C$1.25 per share. Rio Tinto elected to exercise its pre-emptive rights and purchased an additional 170,455 shares at a price of C$1.25 per share. The total gross proceeds from the over allotment were $1,628,583. Related share issuance costs were $108,058.

In January 2012, the Company issued 40,000 shares at a fair value of $52,293 to acquire certain claims within or contiguous to the boundaries of its Ann Mason Project.

In June 2012, the Company issued 500,000 shares at a fair value of $326,483 to Empirical Discovery, LLC to purchase a 100% interest in the Lordsburg and Oak Grove properties.

 Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of Nil in determining the expense recorded in the accompanying Statements of Operations.

  Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2010	9,292,800	2.09
Granted	575,000	2.77
Exercised	(427,147)	1.66
Cancelled	(157,153)	1.32
Forfeited	(148,000)	2.31
Balance at December 31, 2011	9,135,500	2.16
Granted	1,782,000	1.25
Expired	(50,000)	1.77
Forfeited	(477,500)	1.99
Balance at March 31, 2012	10,390,000	2.02
Granted	100,000	0.73
Expired	(1,127,500)	2.17
Forfeited	(127,000)	2.28
Balance at June 30, 2012	9,235,500	1.98
Forfeited	(12,500)	1.25
Balance at September 30, 2012	9,223,000	1.98

There were 1,882,000 stock options granted during the nine months ended September 30, 2012 with a weighted average exercise price of C$1.22 and a weighted average fair value of C$0.60. The number of stock options exercisable at September 30, 2012 was 9,160,500.

At September 30, 2012, the following stock options were outstanding:

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

1,292,500	2.00	-	April 3, 2013	1,292,500	-
12,500	1.55	-	May 21, 2013	12,500	-
37,500	2.02	-	July 17, 2013	37,500	-
1,032,000	1.55	-	September 17, 2013	1,032,000	-
5,000	1.55	-	October 10, 2013	5,000	-
1,289,000	1.32	-	February 12, 2014	1,289,000	-
1,472,500	2.60	-	December 29, 2014	1,472,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,372,500	2.86	-	November 22, 2015	1,372,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,684,500	1.25	-	January 6, 2017	1,684,500	-
50,000	1.27	-	January 18, 2014	37,500	-
100,000	0.73	-	June 18, 2017	50,000	-
9,223,000		$-		9,160,500	$-

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of C$0.57 per share as of September 30, 2012, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of September 30, 2012 was Nil. The total intrinsic value of options exercised during the nine months ended September 30, 2012 was $Nil (September 30, 2011 - $427,483).

Stock-based compensation

1,882,000 stock options were granted during the nine months ended September 30, 2012. The fair value of stock options granted during the nine months ended September 30, 2012 was $1,124,930 (September 30, 2011 - $944,319). 2,082,000 options fully vested during the nine months ended September 30, 2012, 37,500 options will fully vest in the second half of 2012, and the remaining 25,000 options will fully vest in 2013. Stock-based compensation recognized during the nine months ended September 30, 2012 was $1,200,722 (September 30, 2011 - $876,010) which has been recorded in the consolidated statements of operations as follows with corresponding additional paid-in capital recorded in stockholders' equity:

	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011	Cumulative to September 30, 2012
Exploration	$640	$61,426	$267,452	$108,847	$4,074,853
General and administration	9,595	131,538	933,270	767,163	18,671,751
	$10,235	$192,964	$1,200,722	$876,010	$22,746,604

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	September 30, 2012	December 31, 2011

Risk-free interest rate	1.13%	2.06%
Expected life of options (years)	4.9	4.2
Annualized volatility	73%	74%
Dividend rate	0.00%	0.00%